Capital and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Capital and Financial Risk Management [Abstract]
Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories.

Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL – not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades

The table below details the credit quality of the Company’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2024
Trade receivables	Lifetime ECL	6,872	(279)	6,593
Other receivables	12-month ECL	31	-	31
Amounts due from related parties	12-month ECL	459	-	459
		7,362	(279)	7,083

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2025
Trade receivables	Lifetime ECL	7,833	(283)	7,550
Other receivables	12-month ECL	26	-	26
Amounts due from related parties	12-month ECL	857	-	857
		8,716	(283)	8,433

Schedule of Contractual Maturity for its Non-derivative Financial Liabilities

The following table details the Company’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2024
Trade and other payables	16,686	-	16,686	16,686
Amount due to a shareholder	57	-	57	57

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2025
Trade and other payables	8,620	-	8,620	8,620
Amount due to a director	3	-	3	3
Amount due to a shareholder	52	-	52	52
Lease liabilities	473	1,419	1,892	1,681

Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional and reporting currencies are as follows:

	As of March 31, 2024	As of March 31, 2025
	USD’000	USD’000
Euro	—	98
Hong Kong Dollar	85	82
Singapore Dollar	34	18
	As of March 31, 2024	As of March 31, 2025
	USD’000	USD’000
Euro	—	5
Hong Kong Dollar	4	4
Singapore Dollar	2	1